Offsets	Apr. 14, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC 14A
File Number	001-36759
Initial Filing Date	Apr. 14, 2025
Fee Offset Claimed	$ 1,944,506.17
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Walgreens Boots Alliance, Inc.
Form or Filing Type	SC 14A
File Number	001-36759
Filing Date	Apr. 14, 2025
Fee Paid with Fee Offset Source	$ 1,944,506.17
Offset Note
(3)	The Company previously paid $1,944,506.17 upon the filing of its Schedule 14A on April 14, 2025 in connection with the transaction reported hereby.